Prudential

                                                     [LOGO]

                                                     David F. Connor
                                                     Assistant General Counsel

                                                     Prudential Mutual Funds and
                                                     Annuities

                                                     3 Gateway Center, Floor 4
                                                     Newark, NJ 07102-4077
                                                     Tel 973-367-1495
                                                     Fax 973-367-8065

                                                     December 2, 1999

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     re: Global Utility Fund, Inc. (the "Fund")/ File Nos. 33-37356 and 811-5695
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Dear Sir or Madam:

     On behalf of the Fund, I hereby certify that the prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, would not have differed from the prospectus included in Post-Effective Amendment No. 15 to the Fund's registration statement on Form N-1A, as filed electronically with the Securities and Exchange Commission on December 1, 1999.

                                            Sincerely,

                                            /S/ David F. Connor
                                            David F. Connor
                                            Secretary, Global Utility Fund, Inc.


T/DFC/GUF/12-99_497(j)let